Quarterly Results (Unaudited) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013	May 31, 2013		May 31, 2012		May 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Intangible assets impairment charge		$ 334.1			$ 529.8				$ 567.4	$ 567.4		$ 529.8		$ 941.4
Net sales	783.9	771.5	790.1	707.4	739.5	708.9	725.1	664.6		3,052.9	[1],[2]	2,838.1	[1],[2]	2,732.2	[1],[2]
Gross profit	557.1	533.0	582.4	507.0	545.7	518.3	519.8	478.8		2,179.5	[1]	2,062.6	[1]	2,008.0	[1]
Net loss	$ (221.2)	$ (304.5)	$ (66.2)	$ (31.5)	$ (389.1)	$ (16.5)	$ (14.0)	$ (39.2)		$ (623.4)	[1]	$ (458.8)	[1]	$ (849.8)	[1]

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.
[2]	Certain amounts have been adjusted to conform to the current presentation. The current presentation aligns with how the Company presently manages and markets its products.